Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Axon Enterprise Inc.(a)	19,568	$2,738,150
HEICO Corp.	12,611	1,720,014
HEICO Corp., Class A	22,247	2,440,496
Howmet Aerospace Inc.	114,513	3,560,209
Huntington Ingalls Industries Inc.	4,985	933,192
Textron Inc.	45,106	3,069,915
TransDigm Group Inc.(a)	15,579	9,599,624
Woodward Inc.	11,950	1,317,727
		25,379,327
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	13,618	1,425,123
Expeditors International of Washington Inc.	28,764	3,292,903
GXO Logistics Inc.(a)(b)	19,123	1,552,979
		6,271,005
Auto Components — 0.2%
Gentex Corp.	33,197	1,042,386
Lear Corp.	9,702	1,623,338
		2,665,724
Banks — 1.8%
First Republic Bank/CA	38,039	6,603,190
Regions Financial Corp.	135,605	3,110,779
Signature Bank/New York NY	10,806	3,291,832
SVB Financial Group(a)	11,068	6,462,605
Western Alliance Bancorp.	16,374	1,624,137
		21,092,543
Beverages — 0.4%
Brown-Forman Corp., Class A	16,633	1,041,891
Brown-Forman Corp., Class B, NVS	54,438	3,670,754
		4,712,645
Biotechnology — 3.1%
Alnylam Pharmaceuticals Inc.(a)	35,545	4,890,992
BioMarin Pharmaceutical Inc.(a)	54,529	4,832,905
Bridgebio Pharma Inc.(a)	32,013	315,968
Exact Sciences Corp.(a)(b)	51,148	3,905,661
Horizon Therapeutics PLC(a)	67,439	6,294,082
Incyte Corp.(a)	55,742	4,143,303
Intellia Therapeutics Inc.(a)	20,617	1,949,750
Mirati Therapeutics Inc.(a)	9,506	1,134,066
Natera Inc.(a)	26,205	1,851,383
Neurocrine Biosciences Inc.(a)	28,267	2,233,659
Novavax Inc.(a)(b)	10,316	966,609
Seagen Inc.(a)	39,674	5,336,550
		37,854,928
Building Products — 1.5%
A O Smith Corp.	22,337	1,706,993
Advanced Drainage Systems Inc.	16,778	1,897,424
Allegion PLC	13,930	1,709,629
Carlisle Companies Inc.	9,526	2,128,489
Fortune Brands Home & Security Inc.	20,145	1,897,055
Lennox International Inc.	6,032	1,710,796
Masco Corp.	37,500	2,374,875
Owens Corning	13,119	1,163,655
Trex Co. Inc.(a)	34,193	3,127,634
		17,716,550
Capital Markets — 2.6%
Ares Management Corp., Class A	49,758	3,966,708
Carlyle Group Inc. (The)	41,412	2,114,083
Security	Shares	Value

Capital Markets (continued)
FactSet Research Systems Inc.	11,191	$4,721,371
LPL Financial Holdings Inc.	23,798	4,100,871
MarketAxess Holdings Inc.	11,296	3,891,246
Morningstar Inc.	7,033	2,021,354
Nasdaq Inc.	22,226	3,983,121
Raymond James Financial Inc.	30,417	3,220,248
SEI Investments Co.	14,938	875,516
Tradeweb Markets Inc., Class A	31,332	2,656,014
		31,550,532
Chemicals — 2.1%
Albemarle Corp.	34,784	7,678,220
Axalta Coating Systems Ltd.(a)	33,891	1,003,513
Celanese Corp.	17,328	2,698,143
Corteva Inc.	111,906	5,380,440
Olin Corp.	21,713	1,100,198
PPG Industries Inc.	30,252	4,725,362
RPM International Inc.	12,269	1,087,156
Scotts Miracle-Gro Co. (The)	5,969	902,513
Westlake Chemical Corp.	5,575	549,974
		25,125,519
Commercial Services & Supplies — 1.4%
Copart Inc.(a)	63,448	8,200,654
IAA Inc.(a)	25,115	1,153,532
Republic Services Inc.	29,479	3,763,289
Rollins Inc.	67,423	2,080,000
Tetra Tech Inc.	16,039	2,232,468
		17,429,943
Communications Equipment — 1.4%
Arista Networks Inc.(a)	66,708	8,292,472
Ciena Corp.(a)	19,771	1,311,015
F5 Inc.(a)	8,278	1,718,678
Motorola Solutions Inc.	26,318	6,104,197
		17,426,362
Construction & Engineering — 0.3%
AECOM	22,539	1,558,121
Quanta Services Inc.	19,853	2,039,300
		3,597,421
Construction Materials — 1.0%
Martin Marietta Materials Inc.	11,892	4,627,415
Vulcan Materials Co.	39,469	7,511,345
		12,138,760
Consumer Finance — 1.0%
Ally Financial Inc.	47,290	2,256,679
Credit Acceptance Corp.(a)(b)	1,665	898,367
Discover Financial Services	36,949	4,276,847
SoFi Technologies Inc.(a)(b)	192,265	2,399,467
Upstart Holdings Inc.(a)	14,650	1,596,997
		11,428,357
Containers & Packaging — 0.9%
AptarGroup Inc.	7,866	922,682
Avery Dennison Corp.	17,107	3,514,120
Ball Corp.	66,188	6,426,855
		10,863,657
Distributors — 0.7%
LKQ Corp.	41,514	2,278,704
Pool Corp.	11,929	5,681,186
		7,959,890

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)	17,983	$2,309,197
Chegg Inc.(a)	43,182	1,143,028
Service Corp. International	22,921	1,414,684
		4,866,909
Diversified Financial Services — 0.5%
Apollo Global Management Inc.	78,331	5,483,170
Voya Financial Inc.	15,716	1,068,059
		6,551,229
Electric Utilities — 0.1%
NRG Energy Inc.	31,453	1,255,918

Electrical Equipment — 1.9%
AMETEK Inc.	37,981	5,194,661
Generac Holdings Inc.(a)(b)	18,755	5,296,037
Hubbell Inc.	5,658	1,059,687
Plug Power Inc.(a)(b)	92,258	2,017,683
Rockwell Automation Inc.	23,283	6,733,909
Sunrun Inc.(a)(b)	40,996	1,063,026
Vertiv Holdings Co.	90,312	1,883,908
		23,248,911
Electronic Equipment, Instruments & Components — 3.5%
CDW Corp./DE	24,646	4,659,326
Cognex Corp.	52,491	3,488,552
Corning Inc.	104,623	4,398,351
IPG Photonics Corp.(a)	10,646	1,644,488
Keysight Technologies Inc.(a)	54,779	9,247,791
Teledyne Technologies Inc.(a)	13,866	5,843,548
Trimble Inc.(a)	74,601	5,383,208
Zebra Technologies Corp., Class A(a)	15,899	8,094,499
		42,759,763
Energy Equipment & Services — 0.7%
Baker Hughes Co.	123,267	3,382,447
Halliburton Co.	147,923	4,547,153
		7,929,600
Entertainment — 1.4%
AMC Entertainment Holdings Inc., Class A(a)	65,908	1,058,483
Liberty Media Corp.-Liberty Formula One, Class A(a)	4,383	240,188
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)	39,453	2,376,254
Live Nation Entertainment Inc.(a)	12,453	1,363,728
Playtika Holding Corp.(a)	15,866	270,198
Roku Inc.(a)	35,011	5,743,555
Take-Two Interactive Software Inc.(a)	24,598	4,017,837
Zynga Inc., Class A(a)(b)	158,212	1,434,983
		16,505,226
Equity Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities Inc.	23,638	4,605,628
American Homes 4 Rent, Class A	53,479	2,092,633
Americold Realty Trust	33,004	938,964
AvalonBay Communities Inc.	13,624	3,327,389
Camden Property Trust	13,170	2,108,385
CubeSmart	37,858	1,920,915
CyrusOne Inc.	37,803	3,396,600
Duke Realty Corp.	113,226	6,542,198
Equity LifeStyle Properties Inc.	31,622	2,475,686
Equity Residential	35,062	3,111,051
Essex Property Trust Inc.	7,021	2,334,482
Extra Space Storage Inc.	24,054	4,767,262
Federal Realty Investment Trust	9,982	1,272,605
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties Inc.	50,819	$1,797,468
Host Hotels & Resorts Inc.(a)	74,628	1,294,050
Invitation Homes Inc.	177,442	7,449,015
Kilroy Realty Corp.	17,243	1,103,552
Lamar Advertising Co., Class A	8,763	970,590
Life Storage Inc.	14,749	1,990,378
Mid-America Apartment Communities Inc.	16,345	3,378,185
Realty Income Corp.	58,864	4,085,750
Regency Centers Corp.	16,785	1,204,324
Rexford Industrial Realty Inc.	44,956	3,289,431
SBA Communications Corp.	32,355	10,529,611
STORE Capital Corp.	22,380	709,670
Sun Communities Inc.	34,480	6,515,341
UDR Inc.	37,603	2,137,355
Vornado Realty Trust	16,394	672,318
Welltower Inc.	43,600	3,777,068
		89,797,904
Food Products — 0.8%
Darling Ingredients Inc.(a)	21,252	1,355,240
Hershey Co. (The)	22,866	4,506,202
Lamb Weston Holdings Inc.	18,843	1,209,909
McCormick & Co. Inc./MD, NVS	29,841	2,993,351
		10,064,702
Health Care Equipment & Supplies — 4.9%
ABIOMED Inc.(a)	13,516	3,998,979
Baxter International Inc.	64,326	5,496,013
Cooper Companies Inc. (The)	14,656	5,837,485
DENTSPLY SIRONA Inc.	38,164	2,038,721
Hologic Inc.(a)	44,739	3,142,467
Insulet Corp.(a)	20,504	5,084,992
Masimo Corp.(a)	15,140	3,328,832
Novocure Ltd.(a)(b)	26,596	1,825,815
Penumbra Inc.(a)	10,460	2,364,065
ResMed Inc.	43,330	9,905,238
STERIS PLC	29,745	6,674,778
Tandem Diabetes Care Inc.(a)	18,934	2,236,295
Teleflex Inc.	13,915	4,316,294
Zimmer Biomet Holdings Inc.	25,540	3,141,931
		59,391,905
Health Care Providers & Services — 0.6%
agilon health Inc.(a)(b)	14,081	233,463
Chemed Corp.	2,393	1,122,102
Guardant Health Inc.(a)	30,279	2,105,904
Molina Healthcare Inc.(a)	10,095	2,932,396
Oak Street Health Inc.(a)(b)	41,627	723,477
		7,117,342
Health Care Technology — 0.4%
Cerner Corp.	37,128	3,386,073
Teladoc Health Inc.(a)(b)	18,370	1,409,163
		4,795,236
Hotels, Restaurants & Leisure — 3.6%
Caesars Entertainment Inc.(a)	63,525	4,836,793
Churchill Downs Inc.	10,201	2,145,270
Darden Restaurants Inc.	12,455	1,742,081
Domino's Pizza Inc.	10,821	4,919,768
DraftKings Inc., Class A(a)(b)	98,796	2,182,404
Hilton Worldwide Holdings Inc.(a)	82,874	12,025,846
MGM Resorts International	44,533	1,902,450
Penn National Gaming Inc.(a)(b)	49,487	2,257,102

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts Inc.	12,008	$3,327,417
Yum! Brands Inc.	60,737	7,602,450
		42,941,581
Household Durables — 1.3%
DR Horton Inc.	52,348	4,670,488
Garmin Ltd.	24,922	3,100,795
NVR Inc.(a)	530	2,823,427
Tempur Sealy International Inc.	57,059	2,271,519
TopBuild Corp.(a)	9,758	2,270,199
		15,136,428
Household Products — 0.3%
Church & Dwight Co. Inc.	36,524	3,749,189

Insurance — 2.3%
Alleghany Corp.(a)	2,080	1,381,120
Arch Capital Group Ltd.(a)	56,045	2,596,005
Arthur J Gallagher & Co.	39,416	6,225,363
Brown & Brown Inc.	69,629	4,615,010
Cincinnati Financial Corp.	25,057	2,952,466
Erie Indemnity Co., Class A, NVS	4,033	742,475
Everest Re Group Ltd.	5,478	1,552,465
First American Financial Corp.	13,804	1,028,536
W R Berkley Corp.	26,306	2,222,857
Willis Towers Watson PLC	16,609	3,885,842
		27,202,139
Interactive Media & Services — 1.0%
IAC/InterActiveCorp.(a)	13,453	1,836,873
Pinterest Inc., Class A(a)	167,232	4,943,378
ZoomInfo Technologies Inc.(a)	89,870	4,750,528
		11,530,779
Internet & Direct Marketing Retail — 0.9%
Chewy Inc., Class A(a)(b)	26,356	1,254,809
Etsy Inc.(a)(b)	37,696	5,921,288
Wayfair Inc., Class A(a)	23,229	3,621,866
		10,797,963
IT Services — 4.9%
Affirm Holdings Inc.(a)(b)	43,568	2,791,402
Akamai Technologies Inc.(a)	20,333	2,329,145
Broadridge Financial Solutions Inc.	23,904	3,805,995
Concentrix Corp.	8,742	1,757,055
DigitalOcean Holdings Inc.(a)	5,223	299,487
EPAM Systems Inc.(a)	16,868	8,031,529
FleetCor Technologies Inc.(a)	11,887	2,832,197
Gartner Inc.(a)	24,461	7,188,843
Genpact Ltd.	27,626	1,374,393
GoDaddy Inc., Class A(a)	49,343	3,735,759
Jack Henry & Associates Inc.	11,882	1,993,918
MongoDB Inc.(a)	19,688	7,975,806
Okta Inc.(a)(b)	43,900	8,687,371
Thoughtworks Holding Inc.(a)	10,907	233,628
VeriSign Inc.(a)	28,727	6,238,930
		59,275,458
Leisure Products — 0.7%
Brunswick Corp./DE	11,011	999,689
Hasbro Inc.	21,953	2,030,213
Mattel Inc.(a)	34,005	711,384
Peloton Interactive Inc., Class A(a)	88,778	2,426,303
Security	Shares	Value

Leisure Products (continued)
YETI Holdings Inc.(a)(b)	26,112	$1,712,425
		7,880,014
Life Sciences Tools & Services — 4.7%
10X Genomics Inc., Class A(a)	27,200	2,618,544
Avantor Inc.(a)	181,198	6,764,121
Bio-Rad Laboratories Inc., Class A(a)	6,421	3,850,866
Bio-Techne Corp.	11,680	4,396,469
Bruker Corp.	30,112	2,005,459
Charles River Laboratories International Inc.(a)	14,997	4,945,411
Mettler-Toledo International Inc.(a)	6,839	10,071,658
PerkinElmer Inc.	16,533	2,846,487
Repligen Corp.(a)	15,276	3,029,842
Syneos Health Inc.(a)	12,687	1,148,935
Waters Corp.(a)	18,152	5,810,818
West Pharmaceutical Services Inc.	22,027	8,661,457
		56,150,067
Machinery — 4.8%
AGCO Corp.	8,885	1,041,322
Donaldson Co. Inc.	15,645	870,801
Dover Corp.	23,856	4,053,373
Fortive Corp.	61,163	4,314,438
Graco Inc.	50,455	3,661,015
IDEX Corp.	22,595	4,867,867
Ingersoll Rand Inc.	81,121	4,559,811
ITT Inc.	17,571	1,615,126
Lincoln Electric Holdings Inc.	8,632	1,103,515
Middleby Corp. (The)(a)	8,894	1,647,169
Nordson Corp.	16,043	3,730,639
Otis Worldwide Corp.	62,269	5,319,641
PACCAR Inc.	43,707	4,064,314
Parker-Hannifin Corp.	14,738	4,568,927
Pentair PLC	31,834	2,027,826
Stanley Black & Decker Inc.	15,997	2,793,876
Toro Co. (The)	20,642	1,993,604
Xylem Inc./NY	53,602	5,629,282
		57,862,546
Media — 1.1%
Cable One Inc.	889	1,373,265
Liberty Broadband Corp., Class A(a)	6,964	1,019,181
Liberty Broadband Corp., Class C, NVS(a)	42,066	6,243,015
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	13,182	609,668
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	26,706	1,242,630
New York Times Co. (The), Class A	49,492	1,981,165
Sirius XM Holdings Inc.(b)	106,592	677,925
		13,146,849
Metals & Mining — 0.3%
Nucor Corp.	40,870	4,144,218

Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy Inc.	70,124	7,846,875
Hess Corp.	35,640	3,289,215
Occidental Petroleum Corp.	109,798	4,136,091
Targa Resources Corp.	37,683	2,226,312
Texas Pacific Land Corp.	1,850	1,988,750
Valero Energy Corp.	40,238	3,338,547
		22,825,790
Personal Products — 0.0%
Olaplex Holdings Inc.(a)	21,249	464,078

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.7%
Catalent Inc.(a)	50,885	$5,288,478
Elanco Animal Health Inc.(a)	140,433	3,656,875
		8,945,353
Professional Services — 3.2%
Booz Allen Hamilton Holding Corp.	13,962	1,071,304
Clarivate PLC(a)(b)	65,017	1,070,180
CoStar Group Inc.(a)	117,438	8,239,450
Dun & Bradstreet Holdings Inc.(a)(b)	15,246	305,835
Equifax Inc.	36,278	8,698,013
Jacobs Engineering Group Inc.	15,103	1,966,109
Robert Half International Inc.	22,217	2,516,298
TransUnion	56,960	5,873,715
Verisk Analytics Inc.	47,925	9,399,530
		39,140,434
Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A(a)	46,213	4,683,225
Opendoor Technologies Inc.(a)(b)	114,948	1,141,433
Zillow Group Inc., Class A(a)	10,974	547,164
Zillow Group Inc., Class C, NVS(a)	50,739	2,561,305
		8,933,127
Road & Rail — 1.9%
AMERCO	1,767	1,076,015
Avis Budget Group Inc.(a)	5,959	1,049,856
JB Hunt Transport Services Inc.	24,968	4,807,339
Knight-Swift Transportation Holdings Inc.	20,685	1,170,357
Lyft Inc., Class A(a)	87,723	3,379,090
Old Dominion Freight Line Inc.	27,703	8,364,367
Saia Inc.(a)	7,817	2,222,217
XPO Logistics Inc.(a)	9,209	609,359
		22,678,600
Semiconductors & Semiconductor Equipment — 4.2%
Azenta Inc.	22,149	1,868,047
Enphase Energy Inc.(a)	40,116	5,635,094
Entegris Inc.	40,275	4,826,556
First Solar Inc.(a)	12,705	995,818
Lattice Semiconductor Corp.(a)	40,790	2,252,424
MKS Instruments Inc.	9,596	1,490,547
Monolithic Power Systems Inc.	12,885	5,191,753
ON Semiconductor Corp.(a)	128,105	7,558,195
Qorvo Inc.(a)	19,124	2,625,343
Skyworks Solutions Inc.	34,889	5,111,936
SolarEdge Technologies Inc.(a)	15,658	3,730,049
Teradyne Inc.	48,478	5,692,771
Universal Display Corp.	12,923	1,983,810
Wolfspeed Inc.(a)	14,400	1,357,056
		50,319,399
Software — 11.1%
Anaplan Inc.(a)	43,550	2,102,594
ANSYS Inc.(a)	25,951	8,823,599
AppLovin Corp., Class A(a)(b)	8,104	522,060
Asana Inc., Class A(a)	24,094	1,264,453
Aspen Technology Inc.(a)(b)	19,938	2,993,890
Avalara Inc.(a)	25,893	2,838,391
Bentley Systems Inc., Class B	54,557	2,191,555
Bill.com Holdings Inc.(a)	27,142	5,108,396
Black Knight Inc.(a)	26,609	1,985,031
Ceridian HCM Holding Inc.(a)	40,439	3,066,085
Citrix Systems Inc.	13,406	1,366,608
Coupa Software Inc.(a)	22,059	2,961,862
Security	Shares	Value

Software (continued)
Datadog Inc., Class A(a)	76,471	$11,173,178
Digital Turbine Inc.(a)(b)	26,191	1,156,333
Dropbox Inc., Class A(a)	84,070	2,080,732
Dynatrace Inc.(a)	58,583	3,213,863
Elastic NV(a)	21,274	1,983,800
Fair Isaac Corp.(a)(b)	8,162	4,040,108
Five9 Inc.(a)	20,273	2,548,316
Guidewire Software Inc.(a)(b)	11,374	1,146,954
HubSpot Inc.(a)(b)	13,359	6,529,879
Manhattan Associates Inc.(a)	18,856	2,524,253
Nuance Communications Inc.(a)	84,672	4,678,128
Paycom Software Inc.(a)	14,309	4,797,808
Paylocity Holding Corp.(a)	11,750	2,396,765
Pegasystems Inc.	12,173	1,207,805
PTC Inc.(a)	31,353	3,645,100
RingCentral Inc., Class A(a)	24,391	4,304,768
Smartsheet Inc., Class A(a)	37,526	2,334,868
Splunk Inc.(a)(b)	48,007	5,949,027
SS&C Technologies Holdings Inc.	27,426	2,190,515
Trade Desk Inc. (The), Class A(a)	129,666	9,016,974
Tyler Technologies Inc.(a)	12,189	5,775,148
UiPath Inc., Class A(a)	77,042	2,814,344
Unity Software Inc.(a)	47,619	5,007,138
VMware Inc., Class A	39,153	5,030,377
Zendesk Inc.(a)(b)	35,878	3,534,342
		134,305,047
Specialty Retail — 3.7%
Advance Auto Parts Inc.	8,038	1,860,877
AutoZone Inc.(a)	2,648	5,259,855
Bath & Body Works Inc.	51,597	2,893,044
Burlington Stores Inc.(a)(b)	19,828	4,697,848
CarMax Inc.(a)	28,294	3,145,444
Carvana Co., Class A(a)(b)	25,434	4,121,834
Five Below Inc.(a)	16,697	2,738,308
Floor & Decor Holdings Inc., Class A(a)	31,343	3,407,611
GameStop Corp., Class A(a)(b)	7,620	830,047
Lithia Motors Inc.	4,713	1,376,809
RH(a)	5,153	2,075,731
Tractor Supply Co.	20,869	4,555,911
Ulta Beauty Inc.(a)	16,160	5,878,038
Williams-Sonoma Inc.	9,535	1,530,749
		44,372,106
Technology Hardware, Storage & Peripherals — 0.2%
NetApp Inc.	28,217	2,441,053

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	16,068	965,205
Crocs Inc.(a)	17,536	1,799,544
Deckers Outdoor Corp.(a)	8,190	2,622,684
Under Armour Inc., Class A(a)	19,183	361,216
Under Armour Inc., Class C, NVS(a)	21,872	349,733
VF Corp.	96,920	6,320,153
		12,418,535
Trading Companies & Distributors — 1.3%
Fastenal Co.	85,436	4,842,513
SiteOne Landscape Supply Inc.(a)	13,325	2,400,099
United Rentals Inc.(a)	12,337	3,949,320
Watsco Inc.	5,418	1,530,910

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	6,443	$3,189,994
		15,912,836
Water Utilities — 0.5%
American Water Works Co. Inc.	28,263	4,544,690
Essential Utilities Inc.	36,808	1,794,022
		6,338,712

Total Common Stocks — 99.9%
(Cost: $1,186,305,605)		1,206,410,109

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	52,038,972	52,054,584
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	990,000	990,000
		53,044,584

Total Short-Term Investments — 4.4%
(Cost: $53,033,094)		53,044,584

Total Investments in Securities — 104.3%
(Cost: $1,239,338,699)		1,259,454,693

Other Assets, Less Liabilities — (4.3)%		(51,692,401)

Net Assets — 100.0%		$1,207,762,292

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,250,412	$—	$(18,183,493	)(a)	$(9,875)	$(2,460)	$52,054,584	52,038,972	$85,097	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,690,000	—	(1,700,000	)(a)	—	—	990,000	990,000	89		—
					$(9,875)	$(2,460)	$53,044,584		$85,186		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	3	03/18/22	$489	$(13,276)

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Growth ETF
January 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	7	03/18/22	$709	$(35,062)
				$(48,338)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,206,410,109	$—	$—	$1,206,410,109
Money Market Funds	53,044,584	—	—	53,044,584
	$1,259,454,693	$—	$—	$1,259,454,693
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(48,338)	$—	$—	$(48,338)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares